Investments in associates and joint ventures - Statements of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in associates and joint ventures
Current assets	$ 648,619	$ 761,134
Non-current assets	3,458,655	3,456,087
Current liabilities	(565,357)	(399,182)
Non-current liabilities	(573,717)	(788,474)
Equity	2,968,200	3,029,565	$ 3,063,627	$ 3,047,213
Investments in associates	1,488,247	1,473,382	1,536,887
Minera Yanacocha S.R.L. [Member]
Investments in associates and joint ventures
Current assets	1,060,455	960,758
Non-current assets	1,251,617	1,086,714
Current liabilities	(190,577)	(128,170)
Non-current liabilities	(1,631,783)	(1,335,579)
Equity	489,712	583,723
Groups' interest	213,759	254,795
Goodwill	16,241	16,241
Investments in associates	230,000	271,036
Sociedad Minera Cerro Verde Saa [Member]
Investments in associates and joint ventures
Current assets	1,614,928	1,455,080
Non-current assets	6,194,496	6,099,632
Current liabilities	(420,786)	(408,754)
Non-current liabilities	(2,039,389)	(2,037,086)
Equity	5,349,249	5,108,872	$ 5,189,162	$ 4,839,281
Groups' interest	1,047,596	1,000,521
Goodwill	107,763	107,763
Investments in associates	$ 1,155,359	$ 1,108,284